Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Expenses [Abstract]
General and administration expenses	$ 984	$ 822
Consulting and professional costs	1,166	646
Depreciation and amortisation	196	177
Total other expenses	$ 2,346	$ 1,645